UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 140.0%
CORPORATE BONDS — 139.9%

Aerospace & Defense — 2.3%

Argo-Tech Corp., Sr. Notes	B3	9.25%	06/01/11	$410	$422,300
Hawk Corp., Sr. Notes	B2	8.75%	11/01/14	220	221,100
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	75	76,125
L-3 Communications Corp., Sr. Sub. Notes	Ba3	5.875%	01/15/15	140	130,550
Sequa Corp., Sr. Notes	B1	9.00%	08/01/09	500	527,500

					1,377,575

Building Materials — 0.8%

Goodman Global Holdings, Sr. Sub. Notes	B3	7.875%	12/15/12	480	458,400

Chemicals — 4.1%

Equistar Chemical Funding, Sr. Notes	B1	10.625%	05/01/11	355	381,181
Equistar Chemicals LP, Gtd. Notes	B1	10.125%	09/01/08	60	63,150
IMC Global, Inc., Gtd. Notes	Ba3	10.875%	06/01/08	125	133,125
IMC Global, Inc., Gtd. Notes	Ba3	11.25%	06/01/11	835	880,925
IMC Global, Inc., Notes	B1	7.30%	01/15/28	100	90,000
MacDermid, Inc., Gtd. Notes	Ba3	9.125%	07/15/11	190	198,550
Methanex Corp., Sr. Notes (Canada) (e)	Ba1	8.75%	08/15/12	390	418,763
Millennium America, Inc., Gtd. Notes	B1	9.25%	06/15/08	210	215,250

					2,380,944

Construction Machinery — 5.6%

Ahern Rentals, Inc., Co., Gtd. Notes	B3	9.25%	08/15/13	625	631,250
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (e)	B2	8.625%	08/01/15	75	75,750
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%	08/01/11	635	668,337
Case New Holland, Inc., Sr. Notes, 144A	Ba3	7.125%	03/01/14	280	267,400
Manitowoc Co., Gtd. Notes	B2	10.50%	08/01/12	142	154,070
Neff Rental /Neff Finance Corp., Sec’d. Notes, 144A	Caa1	11.25%	06/15/12	595	642,600
Sunstate Equipment Co., Bonds, 144A	B3	10.50%	04/01/13	415	427,450
United Rentals North America, Inc., Gtd. Notes	B3	6.50%	02/15/12	465	439,425

					3,306,282

Consumer Cyclical - Services — 0.4%

Insurance Auto Auctions, Inc., Gtd. Notes	Caa1	11.00%	04/01/13	230	226,550

Consumer Cyclical Automotive — 8.9%

Adesa, Inc., Sr. Sub. Notes	B1	7.625%	06/15/12	310	304,575
Ford Motor Co., Notes	Ba3	7.45%	07/16/31	720	520,200
Ford Motor Credit Co., Notes	Ba2	6.625%	06/16/08	275	261,743
Ford Motor Credit Co., Notes	Ba2	9.473%	04/15/12	880	893,482
Ford Motor Credit Co., Sr. Notes	Ba2	7.00%	10/01/13	725	623,962
General Motors Acceptance Corp., Sr. Unsub. Notes	Ba1	5.85%	01/14/09	465	445,751
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31	1,020	980,373
General Motors Acceptance Corp., Notes	Ba1	6.875%	08/28/12	110	103,639
General Motors Corp., Debs.	Caa1	8.375%	07/15/33	355	285,775
J.B. Poindexter & Co., Inc., Gtd. Notes	B3	8.75%	03/15/14	440	356,400
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%	02/15/13	198	216,315

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Consumer Cyclical Automotive (cont’d)

Visteon Corp., Sr. Notes	B3	7.00%	03/10/14	$250	$204,062

					5,196,277

Diversified Manufacturing — 2.4%

Coleman Cable, Inc., Gtd. Notes	B3	9.875%	10/01/12	510	471,750
Invensys PLC, Sr. Notes, 144A (United Kingdom)	B3	9.875%	03/15/11	420	455,700
Itron, Inc., Sr. Sub. Notes	B2	7.75%	05/15/12	465	474,300

					1,401,750

Energy — 6.8%

Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	265	265,662
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%	01/15/16	175	165,375
Delta Petroleum Corp., Gtd. Notes	Caa1	7.00%	04/01/15	1,175	1,092,750
EXCO Resources, Inc., Gtd. Notes	B3	7.25%	01/15/11	230	220,800
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	412	420,755
Giant Industries, Inc., Gtd. Notes	B-(b)	11.00%	05/15/12	347	376,495
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	220	207,350
Pioneer Natural Resource, Bonds	Ba1	6.875%	05/01/18	225	216,811
Plains Exploration & Production Co., Sr. Sub. Notes	Ba3	8.75%	07/01/12	45	47,138
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	295	296,475
Range Resources Corp., Gtd. Notes	B2	6.375%	03/15/15	80	73,800
Western Oil Sands, Inc., Sec’d. Notes (Canada) (e)	Ba2	8.375%	05/01/12	200	212,500
Whiting Petroleum Corp., Sr. Sub. Notes	B2	7.25%	05/01/12- 05/01/13	400	383,450

					3,979,361

Entertainment — 1.1%

AMC Entertainment, Inc., Gtd. Notes, 144A	B3	11.00%	02/01/16	210	224,700
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00%	03/01/14	240	219,900
Marquee, Inc., Gtd. Notes	B2	8.625%	08/15/12	220	226,050

					670,650

Environmental — 0.8%

Allied Waste North America, Sr. Notes	B2	8.50%	12/01/08	440	455,400

Financial Institutions — 2.2%

CB Richard Ellis Service, Sr. Notes	Ba1	9.75%	05/15/10	42	44,940
Chevy Chase Bank FSB., Sub. Notes	Ba2	6.875%	12/01/13	190	190,000
E*Trade Financial Corp., Sr. Notes	Ba2	8.00%	06/15/11	220	224,400
E*Trade Financial Corp., Sr. Notes	Ba2	7.375%	09/15/13	120	120,000
Provident Cos., Inc., Sr. Notes	Ba1	7.00%	07/15/18	105	101,375
Rouse Co. LP, Sr. Notes, 144A	Ba1	6.75%	05/01/13	445	433,388
UnumProvident Corp., Debs.	Ba1	7.375%	06/15/32	15	14,538
UnumProvident Corp., Notes	Ba1	6.75%	12/15/28	145	130,398
UnumProvident Corp., Sr. Notes	Ba1	7.625%	03/01/11	47	48,973

					1,308,012

Food & Beverage — 1.2%

Nutro Products, Inc., Sr. Notes, 144A	B3	9.23%	10/15/13	665	677,469

Gaming — 9.0%

Aztar Corp., Sr. Sub. Notes	Ba3	9.00%	08/15/11	200	209,500

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Gaming (cont’d)

Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%		04/15/12	$30	$31,425
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.75%		12/15/12	165	166,444
Caesars Entertainment, Inc., Sr. Sub. Notes	Baa3	7.00%		04/15/13	135	137,408
Caesars Entertainment, Inc., Sr. Sub. Notes, 144A	Ba1	8.125%		05/15/11	375	395,156
Majestic Star Casino LLC / Majestic Star Casino Capital Corp. II, Sec’d. Notes, 144A	B3	9.75%		01/15/11	420	421,050
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%		02/15/10	375	394,688
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%		09/15/10	510	529,762
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%		10/01/09	205	199,363
Mohegan Tribal Gaming Authority, Sr. Notes	Ba2	6.125%		02/15/13	135	127,069
OED Corp., Gtd. Notes	B2	8.75%		04/15/12	235	236,469
River Rock Entertainment Authority, Sr. Notes	B2	9.75%		11/01/11	415	436,787
Riviera Holdings Corp., Gtd. Notes	B2	11.00%		06/15/10	625	660,937
Station Casinos, Inc., Sr. Sub. Notes	B1	6.50%		02/01/14	105	97,650
Virgin River Casino Corp, Sec’d. Notes	B3	9.00%		01/15/12	850	850,000
Wynn Las Vegas LLC, Notes	B2	6.625%		12/01/14	400	377,000

						5,270,708

Healthcare — 6.8%

CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 1/01/10)	Caa2	9.63	%(d)	01/01/15	1,145	772,875
Davita, Inc., Gtd. Notes	B2	6.625%		03/15/13	130	123,500
Davita, Inc., Gtd. Notes	B3	7.25%		03/15/15	130	124,800
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba2	6.75%		08/15/14	140	139,475
HCA, Inc., Sr. Notes	Ba2	5.75%		03/15/14	85	76,006
HCA, Inc., Notes	Ba2	5.50%		12/01/09	50	48,183
HCA, Inc., Sec’d. Notes	Ba2	6.375%		01/15/15	1,270	1,176,717
HCA, Inc., Sr. Unsec’d. Notes	Ba2	7.50%		11/06/33	355	324,465
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125%		06/01/13	70	64,925
Triad Hospitals, Inc., Sr. Notes	B2	7.00%		05/15/12	450	447,750
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%		11/15/13	230	223,675
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba2	7.125%		06/01/15	185	185,000
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba2	6.75%		06/01/10	60	59,400
Ventas Realty LP / Ventas Capital Corp., Sr. Notes	Ba2	6.625%		10/15/14	215	208,550

						3,975,321

Home Construction — 1.8%

Ashton Woods USA LLC/Ashton Woods Finance Co. Sr. Sub. Notes	B3	9.50%		10/01/15	490	433,650
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625%		05/15/11	100	100,750
D.R. Horton, Inc., Sr. Notes	Baa3	6.875%		05/01/13	200	199,525
D.R. Horton, Inc., Sr. Sub. Notes	Ba1	9.75%		09/15/10	110	121,224
Standard-Pacific Corp., Sr. Notes	Ba2	6.25%		04/01/14	230	200,100

						1,055,249

Industrial Other — 2.2%

ALH Finance LLC, Sr. Sub. Notes	B3	8.50%		01/15/13	470	453,550
Blount, Inc., Sr. Sub. Notes	B2	8.875%		08/01/12	420	417,900

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Industrial Other (cont’d)

FastenTech, Inc., Gtd. Notes	B3	11.50%	05/01/11	$430	$438,600

					1,310,050

Lodging — 1.9%

Host Marriott LP, Gtd. Notes	Ba2	9.50%	01/15/07	380	389,500
Host Marriott LP, Sr. Notes	Ba2	7.125%	11/01/13	100	99,625
Host Marriott LP, Gtd. Notes	Ba2	9.25%	10/01/07	210	216,562
Lodgenet Entertainment Corp., Sr. Sub. Debs.	B3	9.50%	06/15/13	170	181,050
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	205	213,969

					1,100,706

Media - Cable — 9.7%

Cablevision Systems Corp., Sr. Notes	B3	8.00%	04/15/12	555	547,369
CCH I LLC, Sec’d. Notes	Caa3	11.00%	10/01/15	2,030	1,776,250
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09	720	732,600
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	70	69,825
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	340	336,600
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	810	844,425
Mediacom Broadband LLC, Sr. Notes	B2	8.50%	10/15/15	165	158,400
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	630	665,437
Rogers Cable, Inc., Bonds (Canada) (e)	Ba2	8.75%	05/01/32	80	86,200
Rogers Cable, Inc., Sec’d. Notes (Canada) (e)	Ba2	6.25%	06/15/13	370	346,875
Rogers Cable, Inc., Sec’d. Notes (Canada) (e)	Ba2	6.75%	03/15/15	60	57,150
Shaw Communications, Inc., Sr. Notes (Canada)(e)	Ba2	8.25%	04/11/10	30	30,975
Shaw Communications, Inc., Sr. Notes (Canada)(e)	Ba2	7.25%	04/06/11	15	14,963

					5,667,069

Media - Non Cable — 8.8%

AT&T - Liberty Media Corp., Bonds	Ba2	7.875%	07/15/09	315	326,112
AT&T - Liberty Media Corp., Debs.	Ba2	8.25%	02/01/30	215	205,785
CanWest Media, Inc., Gtd. Notes (Canada) (e)	B2	8.00%	09/15/12	325	321,750
Dex Media East LLC, Gtd. Notes	B1	12.125%	11/15/12	380	426,550
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	590	639,410
Intelsat Bermuda Ltd., Sr. Notes (Bermuda) (e)	B2	8.25%	01/15/13	380	377,150
Intelsat Bermuda Ltd., 144A (Bermuda) (e)	Caa1	11.572%	06/15/13	260	265,200
Intelsat Bermuda Ltd., Sr. Notes (Bermuda) (e)	B2	8.625%	01/15/15	205	205,513
Intelsat Ltd., Notes (Bermuda) (e)	Caa2	7.625%	04/15/12	240	198,000
Intelsat Ltd., Sr. Notes (Bermuda) (e)	Caa2	5.25%	11/01/08	105	98,700
Liberty Media Corp., Sr. Notes	Ba2	7.75%	07/15/09	65	66,966
Liberty Media Corp., Sr. Notes	Ba2	5.70%	05/15/13	140	127,138
Liberty Media, Inc., Gtd. Notes	B3	10.125%	07/15/12	10	10,650
PanAmSat Corp., Gtd. Notes	B2	9.00%	08/15/14	67	68,005
Quebecor Media, Sr. Notes, 144A (Canada) (e)	B2	7.75%	03/15/16	480	470,400
R.H. Donnelley Corp., Sr. Disc. Notes, 144A	Caa1	6.875%	01/15/13	55	50,600
R.H. Donnelley Corp., Sr. Disc. Notes, 144A	Caa1	6.875%	01/15/13	95	87,400
R.H. Donnelley Corp., Sr. Notes, 144A	Caa1	8.875%	01/15/16	275	277,406
RH Donnelley Finance Corp. I, Gtd. Notes, 144A	B2	10.875%	12/15/12	455	499,362

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Media - Non Cable (cont’d)

Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%	12/15/11	$210	$219,450
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	230	233,450

					5,174,997

Metals — 3.0%

Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13	220	210,650
Massey Energy Co., Sr. Notes	B1	6.625%	11/15/10	95	93,575
Massey Energy Co., Sr. Notes, 144A	B1	6.875%	12/15/13	170	158,100
Neenah Corp., Sec’d. Notes, 144A	B2	11.00%	09/30/10	205	221,400
Neenah Corp., Sr. Sub. Notes, 144A	Caa1	13.00%	09/30/13	225	226,125
Novelis, Inc., Sr. Notes, 144A (Canada) (e)	B1	7.25%	02/15/15	325	312,000
Peabody Energy Corp., Gtd. Notes	Ba2	6.875%	03/15/13	100	98,250
Steel Dynamics, Inc., Gtd. Notes	Ba2	9.50%	03/15/09	65	66,950
Steel Dynamics, Inc., Sr. Notes	Ba2	9.50%	03/15/09	135	139,050
United States Steel Corp., Sr. Notes	Ba1	10.75%	08/01/08	200	215,000

					1,741,100

Packaging — 2.4%

Ball Corp., Gtd. Notes	Ba2	6.625%	03/15/18	125	116,563
Crown Americas, Inc., Sr. Notes, 144A	B1	7.625%	11/15/13	225	221,062
Crown Americas, Inc., Sr. Notes, 144A	B1	7.75%	11/15/15	225	221,625
Owens-Brockway Glass Containers, Inc., Gtd. Notes	B1	8.875%	02/15/09	815	839,450

					1,398,700

Paper — 4.0%

Bowater Canada Finance, Gtd. Notes (Canada) (e)	B1	7.95%	11/15/11	175	166,250
Bowater, Inc., Notes	B1	6.50%	06/15/13	280	243,600
Georgia Pacific Term B	Ba2	7.261%	12/20/12	299	298,302
Georgia Pacific Term C	Ba3	8.267%	12/23/13	100	99,781
Georgia-Pacific Corp., Notes	B2	8.125%	05/15/11	100	99,500
Georgia-Pacific Corp., Sr. Notes	B2	8.00%	01/15/24	395	373,275
Jefferson Smurfit Corp. US, Gtd. Notes	B2	7.50%	06/01/13	155	138,725
Neenah Paper, Inc., Sr. Notes	B1	7.375%	11/15/14	455	418,600
P.H. Glatfelter, Gtd. Notes, 144A	Ba1	7.125%	05/01/16	40	39,485
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	355	335,475
Stone Container Finance, Gtd. Notes (Canada) (e)	B2	7.375%	07/15/14	130	115,050

					2,328,043

Pharmaceuticals — 3.6%

Angiotech Pharmaceutical, Sr. Sub. Notes, 144A (Canada) (e)	B2	7.75%	04/01/14	426	406,830
Athena Neurosciences Finance LLC, Gtd. Notes	B3	7.25%	02/21/08	450	446,625
Biovail Corp., Sr. Sub. Notes (Canada) (e)	B2	7.875%	04/01/10	660	668,250
Elan Finance PLC, Gtd. Notes (Ireland) (e)	B3	7.75%	11/15/11	240	229,200
Mylan Laboratories Inc., Gtd. Notes	Ba1	5.75%	08/15/10	65	61,913
Mylan Laboratories Inc., Gtd. Notes	Ba1	6.375%	08/15/15	315	300,825

					2,113,643

Restaurants — 0.7%

Real Mex Restaurants, Inc., Gtd. Notes	B2	10.00%	04/01/10	420	441,000

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Retailers — 4.2%

Autonation Inc. Co., Gtd. Notes, 144A	Ba2	7.00%	04/15/14	$95	$93,575
Autonation Inc., Co. Gtd. Notes, 144A	Ba2	7.045%	04/15/13	345	343,275
GSC Holdings Corp., Gtd. Notes, 144A	Ba3	8.00%	10/01/12	230	230,000
Lazyday’s RV Center, Inc., Sr. Notes	B3	11.75%	05/15/12	648	612,360
Movie Gallery, Inc., Sr. Unsec’d. Notes	Caa3	11.00%	05/01/12	710	528,950
Rite Aid Corp., Gtd. Notes	B2	7.50%	01/15/15	120	115,200
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10	555	557,775

					2,481,135

Supermarkets — 0.7%

Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%	02/01/12	445	422,750

Technology — 6.8%

Ikon Office Solutions, Inc., Sr. Notes.	Ba2	7.75%	09/15/15	405	400,950
MagnaChip Semiconductor SA, Sec’d. Notes	Ba3	6.875%	12/15/11	50	45,250
MagnaChip Semiconductor SA, Sr. Sub. Notes	B2	8.00%	12/15/14	845	701,350
Sensata Technologies BV, Sr. Notes, 144A (Netherlands) (e)	B2	8.00%	05/01/14	105	101,325
Sungard Data Systems, Inc., Sr. Unsec’d. Notes, 144A	B3	9.125%	08/15/13	825	855,937
Sungard Data Systems, Inc., Sr. Sub. Notes, 144A	Caa1	10.25%	08/15/15	340	351,475
TSI Telecom Sr. Sub. Notes	B2	7.75%	08/15/13	435	423,038
Xerox Corp., Debs., MTN	Ba2	7.20%	04/01/16	280	280,700
Xerox Corp., Gtd. Notes	Ba2	9.75%	01/15/09	305	325,588
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13	475	478,562

					3,964,175

Tobacco — 2.4%

Alliance One International, Gtd. Notes	B3	11.00%	05/15/12	670	636,500
Reynolds American, Inc., Notes, 144A	Ba2	7.30%	07/15/15	440	426,800
Reynolds American, Inc., Notes	Ba1	7.256%	05/23/12	150	150,398
Reynolds American, Inc., Notes, 144A	Ba2	7.25%	06/01/13	220	215,050

					1,428,748

Transportation — 7.2%

American Airlines, Inc., Pass Thru Certificates	Baa2	7.858%	04/01/13	365	386,900
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.625%	05/15/14	310	300,700
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.576%	05/15/14	310	309,225
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.75%	05/15/16	105	101,063
Continental Airlines, Inc., Pass Thru Certificates	Ba2	9.798%	04/01/21	1,275	1,332,721
Delta Air Lines, Inc., Pass Thru Certificates (a)	Ba2	7.57%	05/18/12	690	692,587
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14	405	415,125
Hertz Corp., Sr. Sub. Notes, 144A	B3	10.50%	01/01/16	220	233,200
Kansas City Southern Railway, Gtd. Notes	B3	9.50%	10/01/08	410	429,475

					4,200,996

Utilities — 17.7%

AES Corp., Sr. Notes	B1	9.375%	09/15/10	35	37,450
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	84	89,880
AES Corp., Sec’d. Notes, 144A	Ba3	9.00%	05/15/15	491	527,825

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Utilities (cont’d)

AES Corp., Sr. Notes	B1	9.50%	06/01/09	$20	$21,200
AES Corp., Sr. Notes	B1	8.875%	02/15/11	625	656,250
Aquila, Inc., Sr. Notes	B2	14.875%	07/01/12	320	423,200
Avista Corp., Sr. Notes	Ba1	9.75%	06/01/08	380	402,194
CMS Energy Corp., Sr. Notes	B1	9.875%	10/15/07	485	504,400
CMS Energy Corp., Sr. Notes	B1	8.50%	04/15/11	120	125,100
Colorado Interstate Gas Co., Sr. Notes	Ba2	5.95%	03/15/15	40	36,351
Edison Mission Energy, Sr. Notes, 144A	B1	7.50%	06/15/13	440	431,200
El Paso Corp., Sr. Notes	B2	7.00%	05/15/11	330	325,462
El Paso Energy Corp., Sr. Notes	B2	6.75%	05/15/09	520	513,500
El Paso Natural Gas Co., Debs.	Ba2	8.625%	01/15/22	80	86,489
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13	225	226,688
Midwest Generation LLC, Sec’d. Notes	Ba3	8.75%	05/01/34	364	385,840
Mirant North America LLC, Sr. Notes, 144A	B1	7.375%	12/31/13	240	231,600
Nevada Power Co., General Refinance Mortgage	Ba1	5.875%	01/15/15	90	85,352
Nevada Power Co., Second Mortgage	Ba1	9.00%	08/15/13	175	189,411
NGC Corp., Debs.	B2	7.125%	05/15/18	955	835,625
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	100	97,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	665	648,375
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	760	699,200
Southern Natural Gas Co., Notes	Ba2	7.35%	02/15/31	90	86,354
Tennessee Gas Pipeline Co., Bonds	Ba2	8.375%	06/15/32	160	171,114
TXU Corp., Notes	Ba1	6.55%	11/15/34	235	206,444
TXU Corp., Sr. Notes	Ba1	5.55%	11/15/14	235	213,149
TXU Corp., Sr. Notes	Ba1	6.50%	11/15/24	465	414,795
Utilicorp United, Sr. Notes	B2	9.95%	02/01/11	430	484,014
Williams Cos., Inc., Notes	Ba2	7.125%	09/01/11	765	765,000
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31	205	197,825
Williams Cos., Inc., Notes	Ba2	7.75%	06/15/31	15	14,775
Williams Cos., Inc., Notes	Ba2	7.875%	09/01/21	70	71,050
Williams Cos., Inc., Notes	Ba2	8.125%	03/15/12	130	134,875
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19	70	71,050

					10,410,537

Wireless — 5.8%

Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	420	459,900
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%	01/31/12	90	95,400
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	845	889,362
Centennial Cellular Operating Co., Gtd. Notes	B3	10.125%	06/15/13	430	452,575
Centennial Communications Corp., Notes	B3	8.125%	02/01/14	235	226,188
Dobson Cellular Systems, Sec’d. Notes	B1	8.375%	11/01/11	230	236,325
Dobson Communications Corp., Sr. Notes	Caa2	9.318%	10/15/12	230	231,725
Rogers Wireless, Inc., Sec’d. Notes (Canada) (e)	Ba2	7.50%	03/15/15	335	338,350
Rogers Wireless, Inc., Sec’d. Notes (Canada) (e)	Ba2	9.625%	05/01/11	450	492,750

					3,422,575

Wirelines — 4.6%

Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	975	1,048,125

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Wirelines (cont’d)

GCI, Inc., Sr. Notes	B2	7.25%	02/15/14	$350	$337,750
Nordic Tel Co. Holdings, Sr. Notes, 144A (Denmark) (e)	B2	8.875%	05/01/16	140	143,850
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.25%	02/15/11	310	301,475
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11	435	421,950
US West Capital Funding, Gtd. Notes	B3	7.75%	02/15/31	265	247,775
US West Communications, Debs	Ba3	6.875%	09/15/33	260	224,900

					2,725,825

Total Corporate Bonds (cost $83,450,170)					82,071,997

				Shares	Value
COMMON STOCKS — 0.1%

WKI Holding Co., Inc. (cost $1,380,433)(c)				6,031	48,248

Total Common Stocks (cost $1,380,433)					48,248

				Units	Value
WARRANTS

Chemicals

Hercules, Inc. (cost $0)(c)				230	3,490

TOTAL LONG-TERM INVESTMENTS (cost $84,830,603)					82,123,735

				Principal Amount (000)	Value
SHORT-TERM INVESTMENT — 4.8%
REPURCHASE AGREEMENTS — 4.8%
The Bank of New York Triparty Agreement, 5.28%, dated 06/30/06, due 07/03/06 in the amount of $2,801,232 (cost $2,800,000; collateralized by 3,144,056 Federal National Conventional Loan, 5.00% due 09/01/35, value of collateral including accrued interest is $2,856,001)				$2,800	2,800,000

TOTAL INVESTMENTS—144.8% (cost $87,630,603)(f)					84,923,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (44.8)%					(26,283,812)

NET ASSETS — 100.0%					$58,639,923

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
MTN	Medium Term Note
(a)	Represents issuer in default on interest payments. Non-income producing security.
(b)	Standard & Poor’s rating.
(c)	Non-income producing security.
(d)	The rate shown reflects the coupon rate after the step date.
(e)	Principal amount is denoted in U.S. dollars.

Schedule of Investments as of June 30, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, Inc.

(f)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
87,630,603	1,190,894	3,897,762	2,706,868

Notes to the Schedule of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisor, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date  August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date  August 25, 2006

*	Print the name and title of each signing officer under his or her signature.